CXApp Acquisition (Details) - Schedule of Purchase Price - 12 months ended Dec. 31, 2022 $ in Thousands	USD ($)	EUR (€)
Schedule of Purchase Price [Abstract]
Cash	$ 22,132	€ 1,000,000
Stock (117,994 common stock shares at $84.75 per share)	10,000
Total Purchase Price	$ 32,132	€ 1,000,000